Shareholder Report, Average Annual Return (Details) 197606_Reinhart Genesis PMV Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	96 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class (without sales charge)
Average Annual Return, Percent	33.93%	12.70%	12.13%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	29.45%	12.92%	14.81%
Russell 2000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Average Annual Return, Percent	44.36%	7.27%	8.55%